Financial investments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedules of financial investments

Stage 2 days past due analysis at 31 December 2024
(Audited)
	Gross carrying amount			Allowance for ECL			ECL coverage %
		of which:	of which:		of which:	of which:		of which:	of which:
	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]
	£m	£m	£m	£m	£m	£m	%	%	%
Loans and advances to customers at amortised cost	5,546	81	48	(107)	(3)	(1)	1.9	3.7	2.1
– personal	955	74	19	(19)	(3)	(1)	2.0	4.1	5.3
– corporate and commercial	4,375	6	28	(85)	—	—	1.9	—	—
– non-bank financial institutions	216	1	1	(3)	—	—	1.4	—	—
Loans and advances to banks at amortised cost	67	—	—	(1)	—	—	1.5	—	—
Other financial assets measured at amortised cost	59	—	—	—	—	—	—	—	—
1Up-to-date accounts in stage 2 are not shown in amounts presented above.
2The days past due amounts presented above are on a contractual basis.

Stage 2 days past due analysis at 31 December 2023 (continued)
(Audited)	Gross carrying amount			Allowance for ECL			ECL coverage %
		of which:	of which:		of which:	of which:		of which:	of which:
	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]
	£m	£m	£m	£m	£m	£m	%	%	%
Loans and advances to customers at amortised cost	7,881	234	298	(125)	(4)	(1)	1.6	1.7	0.3
– personal	1,370	183	87	(17)	(3)	(1)	1.2	1.6	1.1
– corporate and commercial	5,981	51	207	(98)	(1)	—	1.6	2.0	—
– non-bank financial institutions	530	—	4	(10)	—	—	1.9	—	—
Loans and advances to banks at amortised cost	116	—	10	—	—	—	—	—	—
Other financial assets measured at amortised cost	989	14	9	(8)	—	—	0.8	—	—
1Up-to-date accounts in stage 2 are not shown in amounts presented above.
2The days past due amounts presented above are on a contractual basis

Management judgemental adjustments to ECL at 31 December 2024[1]
	Retail	Wholesale[2]	Total
	£m	£m	£m
Modelled ECL (A)[3]	125	154	279
Banks, sovereigns, government entities and low-risk counterparties	—	—	—
Corporate lending adjustments	—	25	25
Inflation related adjustments	—	—	—
Other credit judgements	9	(13)	(4)
Total management judgemental adjustments (B)[4]	9	12	21
Other adjustments (C)[5]	(15)	—	(15)
Final ECL (A+B+C)[6]	119	166	285

Management judgemental adjustments to ECL at 31 December 2023[1,7]
	Retail	Wholesale[2]	Total
	£m	£m	£m
Modelled ECL (A)[3]	173	246	419
Banks, sovereigns, government entities and low-risk counterparties	—	—	—
Corporate lending adjustments	—	10	10
Inflation related adjustments	8	—	8
Other credit judgements	9	(63)	(54)
Total management judgemental adjustments (B)[4]	17	(53)	(36)
Other adjustments (C)[5]	(14)	—	(14)
Final ECL (A+B+C)[6]	176	193	369
1Management judgemental adjustments presented in the table reflect increases or (decreases) to allowance for ECL, respectively.
2The wholesale portfolio corresponds to adjustments to the performing portfolio (stage 1 and stage 2).
3(A) refers to probability-weighted allowance for ECL before any adjustments are applied.
4(B) refers to adjustments that are applied where management believes allowance for ECL does not sufficiently reflect the credit risk/expected credit loses of any given portfolio at the reporting date. These can relate to risks or uncertainties that are not reflected in the model and/or to any late-breaking events.
5(C) refers to adjustments to allowance for ECL made to address process limitations and data/model deficiencies and can also include, where appropriate, the impact of new models where governance has sufficiently progressed to allow an accurate estimate of ECL allowance to be incorporated into the total reported ECL.
6As presented within our internal credit risk governance (see page 50).
731 December 2023 includes the retail banking operations in France.

Distribution of financial instruments by credit quality at 31 December 2024
(Audited)
	Gross carrying/notional amount						Allowance for ECL/ other credit provisions	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	£m	£m	£m	£m	£m	£m	£m	£m
In-scope for IFRS 9 ECL
Loans and advances to customers held at amortised cost	41,588	17,843	19,698	2,261	2,134	83,524	(858)	82,666
– personal	16,984	1,433	1,209	62	259	19,947	(112)	19,835
– corporate and commercial	16,976	12,162	14,548	2,075	1,666	47,427	(592)	46,835
– non-bank financial institutions	7,628	4,248	3,941	124	209	16,150	(154)	15,996
Loans and advances to banks held at amortised cost	13,029	724	762	9	—	14,524	(3)	14,521
Cash and balances at central banks	119,184	—	—	—	—	119,184	—	119,184
Reverse repurchase agreements – non- trading	39,233	12,426	1,952	1	—	53,612	—	53,612
Financial investments	11,236	—	990	—	—	12,226	—	12,226
Assets held for sale	1,933	363	278	—	17	2,591	(3)	2,588
Other assets	48,187	670	975	6	24	49,862	(3)	49,859
– endorsements and acceptances	69	—	1	—	—	70	—	70
– accrued income and other	48,118	670	974	6	24	49,792	(3)	49,789
Debt instruments measured at fair value through other comprehensive income[1]	46,733	262	1,076	71	—	48,142	(22)	48,120
Out-of-scope for IFRS 9 ECL
Trading assets	31,137	9,983	8,075	1,723	32	50,950	—	50,950
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	606	1,854	928	1	—	3,389	—	3,389
Derivatives	173,222	20,632	4,163	146	9	198,172	—	198,172
Assets held for sale	2,406	—	—	—	—	2,406	—	2,406
Total gross carrying amount on balance sheet	528,494	64,757	38,897	4,218	2,216	638,582	(889)	637,693
Percentage of total credit quality (%)	82.8	10.1	6.1	0.7	0.3	100.0
Loans and other credit-related commitments	73,726	28,582	17,150	2,141	165	121,764	(49)	121,715
Financial guarantees	1,348	794	660	30	44	2,876	(9)	2,867
In-scope: Irrevocable loan commitments and financial guarantees	75,074	29,376	17,810	2,171	209	124,640	(58)	124,582
Loans and other credit-related commitments	3,159	2,217	809	50	7	6,242	—	6,242
Performance and other guarantees	9,787	5,784	3,518	240	135	19,464	(26)	19,438
Out-of-scope: Revocable loan commitments and non-financial guarantees	12,946	8,001	4,327	290	142	25,706	(26)	25,680
1For the purposes of this disclosure, gross carrying amount is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such, the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments by credit quality at 31 December 2023 (continued)
(Audited)
	Gross carrying/notional amount						Allowance for ECL/ other credit provisions	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	£m	£m	£m	£m	£m	£m	£m	£m
In-scope for IFRS 9 ECL
Loans and advances to customers held at amortised cost	32,567	18,634	19,627	3,409	2,342	76,579	(1,088)	75,491
– personal	8,702	2,612	1,388	115	214	13,031	(108)	12,923
– corporate and commercial	18,044	12,815	14,876	3,228	1,805	50,768	(825)	49,943
– non-bank financial institutions	5,821	3,207	3,363	66	323	12,780	(155)	12,625
Loans and advances to banks held at amortised cost	13,247	415	710	—	—	14,372	(1)	14,371
Cash and balances at central banks	110,570	—	48	—	—	110,618	—	110,618
Reverse repurchase agreements – non- trading	57,144	13,183	3,128	39	—	73,494	—	73,494
Financial investments	8,840	—	21	—	—	8,861	—	8,861
Assets held for sale	19,461	1,232	852	95	156	21,796	(64)	21,732
Other assets	57,012	652	1,225	44	26	58,959	(6)	58,953
– endorsements and acceptances	224	6	20	—	—	250	—	250
– accrued income and other	56,788	646	1,205	44	26	58,709	(6)	58,703
Debt instruments measured at fair value through other comprehensive income[1]	35,513	2,241	760	82	—	38,596	(23)	38,573
Out-of-scope for IFRS 9 ECL
Trading assets	34,923	8,555	6,378	820	—	50,676	—	50,676
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	2,439	965	1,536	5	—	4,945	—	4,945
Derivatives	155,106	15,499	3,457	46	8	174,116	—	174,116
Assets held for sale	101	—	—	—	—	101	—	101
Total gross carrying amount on balance sheet	526,923	61,376	37,742	4,540	2,532	633,113	(1,182)	631,931
Percentage of total credit quality (%)	83	10	6	1	0	100.0
Loans and other credit-related commitments	83,907	27,038	13,012	1,482	177	125,616	(42)	125,574
Financial guarantees	1,270	530	503	26	72	2,401	(16)	2,385
In-scope: Irrevocable loan commitments and financial guarantees	85,177	27,568	13,515	1,508	249	128,017	(58)	127,959
Loans and other credit-related commitments	3,269	2,091	806	42	5	6,213	—	6,213
Performance and other guarantees	9,582	5,357	3,917	484	208	19,548	(25)	19,523
Out-of-scope: Revocable loan commitments and non-financial guarantees	12,851	7,448	4,723	526	213	25,761	(25)	25,736
1For the purposes of this disclosure, gross carrying amount is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such, the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
(Audited)
	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances to customers at amortised cost	41,588	17,843	19,698	2,261	2,134	83,524	(858)	82,666
– stage 1	41,150	17,227	16,555	912	—	75,844	(56)	75,788
– stage 2	438	616	3,143	1,349	—	5,546	(107)	5,439
– stage 3	—	—	—	—	2,096	2,096	(677)	1,419
– POCI	—	—	—	—	38	38	(18)	20
Loans and advances to banks at amortised cost	13,029	724	762	9	—	14,524	(3)	14,521
– stage 1	12,983	708	758	8	—	14,457	(2)	14,455
– stage 2	46	16	4	1	—	67	(1)	66
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	219,773	13,459	4,195	7	41	237,475	(6)	237,469
– stage 1	219,771	13,432	4,170	2	—	237,375	(4)	237,371
– stage 2	2	27	25	5	—	59	—	59
– stage 3	—	—	—	—	41	41	(2)	39
– POCI	—	—	—	—	—	—	—	—
Loans and other credit-related commitments	73,726	28,582	17,150	2,141	165	121,764	(49)	121,715
– stage 1	73,328	26,774	15,172	1,513	—	116,787	(14)	116,773
– stage 2	398	1,808	1,978	628	—	4,812	(24)	4,788
– stage 3	—	—	—	—	162	162	(11)	151
– POCI	—	—	—	—	3	3	—	3
Financial guarantees	1,348	794	660	30	44	2,876	(9)	2,867
– stage 1	1,348	785	626	4	—	2,763	(2)	2,761
– stage 2	—	9	34	26	—	69	(1)	68
– stage 3	—	—	—	—	44	44	(6)	38
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2024	349,464	61,402	42,465	4,448	2,384	460,163	(925)	459,238
Debt instruments at FVOCI[1]
– stage 1	46,694	262	1,072	—	—	48,028	(7)	48,021
– stage 2	39	—	4	71	—	114	(15)	99
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2024	46,733	262	1,076	71	—	48,142	(22)	48,120

Loans and advances to customers at amortised cost	32,567	18,634	19,627	3,409	2,342	76,579	(1,088)	75,491
– stage 1	31,644	17,295	16,071	1,346	—	66,356	(75)	66,281
– stage 2	923	1,339	3,556	2,063	—	7,881	(125)	7,756
– stage 3	—	—	—	—	2,310	2,310	(882)	1,428
– POCI	—	—	—	—	32	32	(6)	26
Loans and advances to banks at amortised cost	13,247	415	710	—	—	14,372	(1)	14,371
– stage 1	13,220	414	622	—	—	14,256	(1)	14,255
– stage 2	27	1	88	—	—	116	—	116
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	253,027	15,067	5,274	178	182	273,728	(70)	273,658
– stage 1	252,841	14,788	4,843	85	—	272,557	(5)	272,552
– stage 2	186	279	431	93	—	989	(8)	981
– stage 3	—	—	—	—	182	182	(57)	125
– POCI	—	—	—	—	—	—	—	—
Loans and other credit-related commitments	83,907	27,038	13,012	1,482	177	125,616	(42)	125,574
– stage 1	81,341	25,083	10,962	856	—	118,242	(13)	118,229
– stage 2	2,566	1,955	2,050	626	—	7,197	(21)	7,176
– stage 3	—	—	—	—	174	174	(8)	166
– POCI	—	—	—	—	3	3	—	3
Financial guarantees	1,270	530	503	26	72	2,401	(16)	2,385
– stage 1	1,269	483	322	4	—	2,078	(2)	2,076
– stage 2	1	47	181	22	—	251	(1)	250
– stage 3	—	—	—	—	72	72	(13)	59
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2023	384,018	61,684	39,126	5,095	2,773	492,696	(1,217)	491,479
Debt instruments at FVOCI[1]
– stage 1	35,473	2,241	722	—	—	38,436	(9)	38,427
– stage 2	40	—	38	82	—	160	(14)	146
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2023	35,513	2,241	760	82	—	38,596	(23)	38,573
1For the purposes of this disclosure, gross carrying amount is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such, the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

	2024	2023
	£m	£m
Treasury and other eligible bills	5,379	4,808
Debt securities	29,805	27,724
Equity securities	65,092	50,020
Trading securities	100,276	82,552
Loans and advances to banks[1]	2,957	5,094
Loans and advances to customers[1]	12,809	13,050
At 31 Dec	116,042	100,696
1    Loans and advances to banks and customers include reverse repos, stock borrowing and other accounts.

	2024	2023
	Designated at fair value and otherwise mandatorily measured at fair value	Designated at fair value and otherwise mandatorily measured at fair value
	£m	£m
Securities	5,739	16,027
– debt securities, treasury and other eligible bills	515	2,131
– equity securities	5,224	13,896
Loans and advances to banks and customers	2,874	2,814
Other	804	227
At 31 Dec	9,417	19,068

Carrying amount of financial investments
	2024	2023
	£m	£m
Financial investments measured at fair value through other comprehensive income	39,990	37,507
– treasury and other eligible bills	3,826	1,469
– debt securities	35,709	35,618
– equity securities	118	80
– other instruments[1]	337	340
Debt instruments measured at amortised cost	12,226	8,861
– treasury and other eligible bills	—	723
– debt securities	12,226	8,138
At 31 Dec	52,216	46,368
1    'Other instruments’ are comprised of loans and advances.

Equity instruments measured at fair value through other comprehensive income

Reconciliation of amounts included in other comprehensive income for financial assets measured at fair value through other comprehensive income – Contracts measured under the modified retrospective approach

	2024	2023
	£m	£m
Balance at 1 Jan	(526)	(808)
Net change in fair value	(120)	363
Net amount reclassified to profit or loss	2	(5)
Related income tax	30	(93)
Foreign exchange and other	27	17
Balance at 31 Dec	(587)	(526)

Equity instruments measured at fair value through other comprehensive income
	Instruments held at year end
	Fair value	Dividends recognised
Type of equity instruments	£m	£m
Business facilitation	64	1
Investments required by central institutions	13	—
Others	41	1
At 31 Dec 2024	118	2

Business facilitation	68	1
Investments required by central institutions	12	—
Others	—	—
At 31 Dec 2023	80	1